REVENUE	12 Months Ended
Dec. 31, 2019
REVENUE
REVENUE

16.    REVENUE

The Company generates revenue primarily from the sale of precious metals, consisting of metal concentrates and refined gold.

In the following table, revenue is disaggregated by primary geographical market and major products.

	2019			2018
	Brazil	Mexico	Total	Brazil	Mexico	Total
Gold	$153,504	$16,724	$170,228	$—	$28,344	$28,344
Silver	93	23,028	23,121	—	24,962	24,962
Lead	—	3,617	3,617	—	3,982	3,982
Zinc	—	4,861	4,861	—	4,605	4,605
Ore processing revenue	—	102	102	—	—	—
Smelting and refining charges	(200)	(3,524)	(3,724)	—	(2,186)	(2,186)
Revenue from contracts with customers	$153,397	$44,808	$198,205	$—	$59,707	$59,707
Changes in fair value from provisional pricing	—	448	448	—	(273)	(273)
Total revenue	$153,397	$45,256	$198,653	$—	$59,434	$59,434

The amount of revenue recognized in the year ended December 31, 2019 from performance obligations satisfied (or partially satisfied) in the previous period, due to the current period settlement of metal concentrate revenue recognized in the prior periods was a reduction of revenue of $43. At December 31, 2019, the Company had $5,908 in revenue subject to provisional pricing in relation to the sale of concentrates.

For the years ended December 31, 2019 and 2018, the Company had revenue contracts with three customers (2018 - three customers) that accounted for the majority of the total revenues as follows:

Customer	Geographical Market	2019	2018
Customer A	Brazil	$153,397	$—
Customer B	Mexico (Guanajuato)	18,445	—
Customer B	Mexico (Topia)	19,892	—
Customer C	Mexico (Guanajuato)	2,549	18,779
Customer D	Mexico (Guanajuato)	2,571	18,601
Customer D	Mexico (Topia)	1,697	—
Customer E	Mexico (Topia)	102	19
Customer F	Mexico (Topia)	—	19,780
Customer G	Mexico (Guanajuato)	—	2,065
Customer H	Mexico (Guanajuato)	—	190
		$198,653	$59,434

The trade accounts receivable balance of $4,605 at December 31, 2019 related to Customers B and D (December 31, 2018 – $2,939, related to Customers C, D and F).